BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 2 — BASIS OF PRESENTATION

Our Consolidated Financial Statements include all of the accounts of the Company and our subsidiaries. These consolidated financial statements reflect our financial position, results of operations, cash flows and changes in invested equity in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated. All amounts are in US Dollar denominated millions, except per share amounts and unless otherwise noted, and are approximate due to rounding. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial statements have been included. The accompanying notes are an integral part of the consolidated financial statements.